Lease Liabilities (Details) - MYR (RM)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Lease Liabilities [Abstract]
Leases with lease terms, description	The Group also has certain leases with lease terms of 12 months or less and leases with low value.
Cash outflows for leases	RM 1,451,815	RM 1,556,774